Capital stock - Summary of Capital Stock (Parenthetical) (Details)		9 Months Ended	12 Months Ended
	Feb. 13, 2024 shares	Sep. 30, 2024 shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares		112,200,752	84,150,261
Shares issued for initial public offering		28,050,491
Major Ordinary Share Transactions
Disclosure of classes of share capital [line items]
Share split			3
Number of shares			28,050,087
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares		38,709,677	12,000,000
Shares issued for initial public offering	28,050,491	28,050,491